Equity and Share-Based Compensation	9 Months Ended	12 Months Ended
	Oct. 31, 2020	Feb. 01, 2020
Equity and Share-Based Compensation

10. Equity and Share-Based Compensation

On September 29, 2020, the ASO, Inc. Board of Directors adopted the 2020 Omnibus Incentive Plan (the “2020 Omnibus Incentive Plan”), which became effective on October 1, 2020. The plan reserved a total of 5,150,000 shares of common stock for issuance. Concurrent with the adoption of the 2020 Omnibus Incentive Plan, the NAHC 2011 Unit Incentive Plan (the “2011 Unit Incentive Plan”) was frozen and no further issuances will be permitted as part of the 2011 Unit Incentive Plan. As of October 31, 2020, there were 4,996,703 shares that were authorized and available for grant under the 2020 Share Incentive Plan.

2011 Unit Incentive Plan

The 2011 Unit Incentive Plan provides for the grant of certain equity incentive awards (each, an “Award”), such as options to purchase ASO, Inc. common stock (each, a “Unit Option”) and restricted units that may settle in ASO, Inc. common stock (each, a “Restricted Unit”) to our directors, executives, and eligible employees of the Company.

Unit Options granted under the 2011 Unit Incentive Plan consist of Unit Options that vest upon the satisfaction of time-based requirements (each, a “Service Unit Option”) and Unit Options that vest upon the satisfaction of both time-based requirements and Company performance-based requirements (each, a “Performance Unit Option”).

Restricted Units granted under the 2011 Unit Incentive Plan consist of Restricted Units that vest upon the satisfaction of time-based requirements (each, a “Service Restricted Unit”) and Restricted Units that vest upon the satisfaction of a liquidity event-based requirement together with a time-based requirement and/or a performance-based requirement (each, a “Liquidity Event Restricted Unit”). In each case, vesting of the Company’s outstanding and unvested Unit Options and Restricted Units is contingent upon the holder’s continued service through the date of each applicable vesting event.

Concurrent with the adoption of the 2020 Omnibus Incentive Plan on October 1, 2020, no further Awards are authorized to be granted under the 2011 Unit Incentive Plan.

2020 Omnibus Incentive Plan

The 2020 Omnibus Incentive plan provides for the grant of Awards such as options to purchase ASO, Inc. common stock (each, a “Stock Option”) and restricted stock units which may settle in ASO, Inc. common stock (each, a “Restricted Stock Unit”) to our directors, executives, and eligible employees of the Company.

Stock Options granted under the 2020 Omnibus Incentive Plan consist of Stock Options that vest upon the satisfaction of time-based requirements (each, a “Service Stock Option” and Service Unit Options and Service Stock Options together are “Service Options”).

Restricted Stock Units granted under the 2020 Omnibus Incentive Plan consist of Restricted Stock Units that vest upon the satisfaction of time-based requirements (each, a “Service Restricted Stock Unit”) and Restricted Stock Units that vest upon the satisfaction of a time-based requirement and performance-based requirement (each, a “Performance Restricted Stock Unit”). In each case, vesting of the Company’s outstanding and unvested Stock Options and Restricted Stock Units is contingent upon the holder’s continued service through the date of each applicable vesting event.

Equity compensation expense was $23.4 million and $27.0 million in the thirteen and thirty-nine weeks ended October 31, 2020, respectively, which includes approximately $19.9 million of stock compensation expense associated with the vesting of certain outstanding restricted stock units as a result of the liquidity condition being achieved upon completion of our IPO. Equity compensation expense was $1.4 million and $5.9 million in the thirteen and thirty-nine weeks ended November 2, 2019, respectively. These costs are included in selling, general and administrative expenses in the statements of income.

Distribution

On August 28, 2020, NAHC paid a $257.0 million, or $1.1257 per unit (or $3.5460 as converted using the Contribution Ratio), distribution to its members of record as of August 25, 2020. Cash on hand was used to fund $248.0 million of the distribution, with the remainder distributed through an offset of outstanding loans receivable from one member and state income tax withholding made on behalf of NAHC’s members. Holders of the outstanding granted equity Awards are entitled to receive value equal to $1.1257 per Award (or $3.5460 as converted using the Contribution Ratio), which was or will be made in the form of cash payments, additional Restricted Unit grants or Unit Option exercise price adjustments. Cash payments due for unvested Awards will be payable upon vesting of such Awards. In accordance with the terms of the 2011 Unit Incentive Plan, the Company made the following adjustments to each outstanding Award (per unit components, shares and exercise prices shown above and below are converted using the Contribution Ratio as described in the Retrospective Presentation of Ownership Exchange in Note 2):

•	Exercise price reductions of $0.28 for 9,788,000 Unit Options (or $0.89 for 3,107,301 Stock Options, as converted);

•	Exercise price reductions of $1.12 for 1,746,594 Unit Options (or $3.53 for 554,474 Stock Options, as converted);

•	Additional Restricted Unit grants of 159,362 units (or 50,590 Liquidity Event Restricted Units, as converted); and

•

Cash payments for vested Unit Options and vested Restricted Units (“Share-Based Award Payments”) of $20.7 million were paid through October 31, 2020. Share-Based Award Payments payable as of October 31, 2020 for unvested awards is $12.1 million, which is reflected within accrued expenses and other current liabilities and other long-term liabilities on the Company’s consolidated balance sheets.

These exercise price adjustments did not increase the value of the Unit Options and no related additional equity compensation was or will be incurred.

Service Option Fair Value Assumptions

The fair value for Service Options granted was estimated using a Black-Scholes option-pricing model. The expected lives of the Service Options granted were based on the “SEC simplified” method and a mid-point assumption, respectively. Expected price volatility was determined based on the implied volatilities of comparable companies over a historical period that matches the expected life of the Award. The risk-free interest rate was based on the expected U.S. Treasury rate over the expected life. The dividend yield was based on the expectation that no dividends will be paid. The assumptions used to calculate the fair value of Awards granted are evaluated and modified, as necessary, to reflect current market conditions and experience.

The following table presents the assumptions and grant date fair values for Service Options granted in the thirty-nine weeks ended October 31, 2020:

Expected life in years	6.2
Expected volatility	53% to 54%
Weighted-average volatility	53%
Risk-free interest rate	0.39% to 0.76%
Dividend yield	—

The following table presents the Award grants during the thirty-nine weeks ended October 31, 2020:

	Service Options	Service Restricted Units	Liquidity Event Restricted Units	Performance Restricted Units
Number of shares (1)	1,417,961	11,564	1,185,474	12,772
Weighted average grant date fair value per Award	$8.48	$17.30	$17.99	$13.04
Weighted average exercise price per Award	$16.87	N/A	N/A	N/A

(1)	See Retrospective Presentation of Ownership Exchange in Note 2.

The following table presents the unrecognized compensation cost as of October 31, 2020:

	Service Options	Performance Unit Options	Service Restricted Units	Liquidity Event Restricted Units	Performance Restricted Units
Remaining expense	$18,952,974	$883,794	$68,493	$18,037,924	$159,999
Weighted average life remaining in years	2.7	2.3	0.4	2.1	1.6

New Academy Holding Company, LLC
Equity and Share-Based Compensation
10.	Equity and Unit-Based Compensation

The Company had 228,274,749 Membership Units authorized, issued and outstanding as of February 1, 2020.

The New Academy Holding Company, LLC 2011 Unit Incentive Plan, or the 2011 Unit Incentive Plan, provides for the grant of certain equity incentive awards, or each, an Award, such as options to purchase Holdco Membership Units, or each, a Unit Option, and restricted units that may settle in Holdco Membership Units, or each, a Restricted Unit, to our directors, executives, and eligible employees of the Company.

Unit Options granted under the 2011 Unit Incentive Plan consist of Unit Options that vest upon the satisfaction of time-based requirements, or each, a Service Option, and Unit Options that vest upon the satisfaction of both time-based requirements and Company performance-based requirements, or each, a Performance Option.

Restricted Units granted under the 2011 Unit Incentive Plan consist of Restricted Units that vest upon the satisfaction of time-based requirements, or each, a Service Restricted Unit, and Restricted Units that vest upon the satisfaction of both time-based requirements and liquidity event-based requirements, or each, a Liquidity Event Restricted Unit. In each case, vesting of the Company’s outstanding and unvested Unit Options and Restricted Units is contingent upon the holder’s continued service through the date of each applicable vesting event.

As of February 1, 2020, the number of Holdco Membership Units authorized for the grant of Awards under the 2011 Unit Incentive Plan was 33,948,085 Membership Units. As of February 1, 2020, there were 2,051,547 Holdco Membership Units that were authorized and available for the grant of Awards under the 2011 Unit Incentive Plan.

Equity compensation expense was $7.9 million, $4.6 million and $4.6 million in 2019, 2018 and 2017, respectively, and is included in selling, general and administrative expenses in our consolidated statements of income.

On June 22, 2018, the Company reduced the exercise price on vested and unvested options to fair market value for current employees holding options with exercise prices greater than fair market value. The repricing affected 184 employees and 6,909,475 options. Equity compensation expense incurred at the time of the repricing was $0.7 million.

As of February 1, 2020, unrecognized compensation cost related to Unit Options and Restricted Units of $16.7 million is expected to be recognized over a weighted average life of 2.7 years. The total fair value of Restricted Units vested was $0.3 million, $0.2 million and $0.2 million for 2019, 2018 and 2017, respectively.

Unit Option Fair Value Assumptions

The fair value for Service Options and Performance Options granted was estimated using a Black-Scholes option-pricing model. The expected lives of the Service Options and Performance Options granted were based on the “SEC simplified” method and a mid-point assumption, respectively. Expected price volatility was determined based on the implied volatilities of comparable companies over a historical period that matches the expected life of the Unit Options. The risk-free interest rate was based on the expected U.S. Treasury rate over the expected life. The dividend yield was based on the expectation that no dividends will be paid. The assumptions used to calculate the fair value of Unit Options granted are evaluated and modified, as necessary, to reflect current market conditions and experience.

The following table presents the assumptions and grant date fair values for Service Options and Performance Options granted in 2019, 2018 and 2017:

	Fiscal Year Ended
	February 1, 2020	February 2, 2019	February 3, 2018
Expected life in years	6.2	6.2	6.2
Expected volatility	52%	50% to 55%	52% to 57%
Weighted-average volatility	52.0%	54.1%	53.1%
Risk-free interest rate	1.4% to 2.5%	2.6% to 2.9%	1.8% to 2.2%
Dividend yield	—	—	—
Weighted-average grant date fair value - Service Options	$2.75	$2.85	$3.10
Weighted-average grant date fair value - Performance Options	$2.74	$2.84	$3.11

Unit Option Activity

The Company’s outstanding and unvested Service Options typically vest ratably over a four-year period, on each anniversary of their grant date. In the event of certain Company change of control transactions, the Company’s then-outstanding and unvested Service Options will become fully vested and exercisable.

The Company’s outstanding and unvested Performance Options typically vest ratably over a four-year period, after the conclusion of each fiscal year and upon our board of managers’ determination that the Company has achieved certain pre-determined annual earnings before interest, taxes, depreciation and amortization, or EBITDA, targets for such fiscal year. The Company’s outstanding and unvested Performance Options may, on a case-by-case basis, also grant certain additional vesting rights, whereby any Performance Options that do not vest due to missed annual EBITDA targets may nevertheless partially or fully vest as a result of certain alternative events, including, as examples, the Company achieving a pre-determined cumulative EBITDA target for a set of fiscal years, or the Company achieving a pre-determined Holdco Membership Unit valuation target on a specified date, or the Company completing a change in control or an initial public offering.

Unit Option activity is as follows:

Service-Based Unit Options(1)

	Unit Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 28, 2017	12,049,440	$3.66	6.2	$30,857
Granted or modified	4,126,204	5.92
Canceled or modified	(533,211)	5.83
Forfeited	(1,301,531)	6.00
Exercised	—	—

Outstanding as of February 3, 2018	14,340,902	$4.02	6.0	$18,415
Granted or modified	9,654,571	5.29
Canceled or modified	(5,898,381)	5.99
Forfeited	(2,486,813)	5.52
Exercised	—	—

Outstanding as of February 2, 2019	15,610,279	$3.82	5.7	$33,157
Granted or modified	4,365,143	5.27
Canceled or modified	(601,974)	4.60
Forfeited	(1,133,977)	5.23
Exercised	—	—

Outstanding as of February 1, 2020 (2)	18,239,471	$4.05	5.5	$28,855

Exercisable as of February 1, 2020	11,225,459	$3.29	3.6	$26,584

(1)	The fair value of a membership unit as of each period end was $6.07, $4.40, $5.91, $5.59, for the fiscal years ended 2016, 2017, 2018, and 2019, respectively.
(2)	The Company has elected to recognize forfeitures as they occur. Therefore, the number of awards vested and expected to vest is equal to the awards outstanding.

Performance-Based Unit Options(1)

	Unit Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in years)	Aggregate Intrinsic Value (in thousands)
Outstanding as of January 28, 2017	9,959,420	$3.14	5.5	$31,031
Granted or modified	1,232,128	5.95
Canceled or modified	(436,759)	5.71
Forfeited	(852,432)	6.48
Exercised	—	—

Outstanding as of February 3, 2018	9,902,357	$3.09	4.8	$18,658
Granted or modified	3,272,337	5.29
Canceled or modified	(2,258,138)	5.86
Forfeited	(1,231,868)	5.59
Exercised	—	—

Outstanding as of February 2, 2019	9,684,688	$2.86	4.1	$29,960
Granted or modified	1,335,436	5.27
Canceled or modified	(228,718)	3.90
Forfeited	(563,830)	5.27
Exercised	—	—

Outstanding as of February 1, 2020 (2)	10,227,576	$3.02	3.6	$26,838

Exercisable as of February 1, 2020	7,760,964	$2.31	2.0	$26,061

(1)	The fair value of a membership unit as of each period end was $6.07, $4.40, $5.91, $5.59, for the fiscal years ended 2016, 2017, 2018, and 2019, respectively.
(2)	The Company has elected to recognize forfeitures as they occur. Therefore, the number of awards vested and expected to vest is equal to the awards outstanding.

Restricted Unit Activity

Restricted Unit activity is as follows:

Restricted Units

	Units	Weighted Average Grant Date Fair Value Per Unit
Non-vested as of January 28, 2017	1,374,348	$6.00
Granted	29,022	6.03
Vested	(8,238)	6.07

Non-vested as of February 3, 2018	1,395,132	$6.00
Granted	2,769,316	5.34
Vested	(34,704)	5.90
Forfeited	(782,295)	5.79

Non-vested as of February 2, 2019	3,347,449	$5.50
Granted	180,610	5.26
Vested	(57,363)	5.26
Forfeited	(141,510)	$5.30

Non-vested as of February 1, 2020	3,329,186	$5.50

As of February 1, 2020, there are 38,024 Holdco Membership Units that are subject to outstanding and unvested Service Restricted Units issued during 2019. The Service Restricted Units contain a weighted average grant date fair value of $5.26 per unit. The Company’s outstanding and unvested Service Restricted Units typically vest 100% on the six-month or one-year anniversary of their grant date. In the event of certain Company change of control transactions, the Company’s then-outstanding and unvested Service Restricted Units will become fully vested and exercisable.

As of February 1, 2020, there are 3,291,162 Holdco Membership Units that are subject to outstanding and unvested Liquidity Event Restricted Units with a weighted average grant date fair value of $5.51 per unit. The Company’s outstanding and unvested Liquidity Event Restricted Units are currently not being expensed and will not be expensed until the performance objective meets the definition of “probable” in accordance with ASC 718. The Company’s outstanding and unvested Liquidity Event Restricted Units typically vest either (i) over a four-year period at rates of 30%, 30%, 20% and 20% per anniversary of the Liquidity Event Restricted Unit holder’s employment start date, so long as the Company completes an initial public offering prior to the fifth anniversary of their grant date, or (ii) immediately at a rate of 100%, upon the completion of certain Company change of control transactions, so long as the Company completes such change of control transaction prior to the fifth anniversary of their grant date. If the performance objective of the Liquidity Event Restricted Units had been met as the result of the Company completing an initial public offering on February 1, 2020, we would have expensed approximately $10.2 million of stock compensation expense associated with the vesting of the Liquidity Event Restricted Units achieved as of such date.